Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Commissions and fees
Commissions and fees	SFr 2,880	SFr 2,927	SFr 2,927	SFr 5,807	SFr 5,539
Lending business
Commissions and fees
Commissions and fees	361	436	443	797	839
Investment and portfolio management
Commissions and fees
Commissions and fees	752	810	846	1,562	1,691
Other securities business
Commissions and fees
Commissions and fees	18	18	16	36	28
Fiduciary business
Commissions and fees
Commissions and fees	770	828	862	1,598	1,719
Underwriting
Commissions and fees
Commissions and fees	560	364	514	924	859
Brokerage
Commissions and fees
Commissions and fees	806	967	734	1,773	1,427
Underwriting and brokerage
Commissions and fees
Commissions and fees	1,366	1,331	1,248	2,697	2,286
Other services
Commissions and fees
Commissions and fees	383	SFr 332	374	715	695
Bank
Commissions and fees
Commissions and fees	SFr 2,896		SFr 2,904	5,816	5,483
Bank | Lending business
Commissions and fees
Commissions and fees				786	827
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees				1,508	1,612
Bank | Other securities business
Commissions and fees
Commissions and fees				40	46
Bank | Fiduciary business
Commissions and fees
Commissions and fees				1,548	1,658
Bank | Underwriting
Commissions and fees
Commissions and fees				981	861
Bank | Brokerage
Commissions and fees
Commissions and fees				1,774	1,435
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees				2,755	2,296
Bank | Other services
Commissions and fees
Commissions and fees				SFr 727	SFr 702